MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Proceeds from maturity of available for sale marketable securities	$ 80,391
Proceeds from sales of available-for sale marketable securities	934
Realized losses	$ 68
Amount of unrealized loss part included in previous year		$ 1,191